Related party transactions - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Other current financial liabilities	€ 13,689	€ 19,227
Related parties
Disclosure of transactions between related parties [line items]
Warrants held by related parties (in shares)	9,766,667
Other current financial liabilities	€ 300	€ 4,100